Tax Sharing Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Tax Sharing Liability
Tax Sharing Liability

We have a liability included in our Condensed Consolidated Balance Sheets that relates to a tax sharing agreement between Orbitz and the Founding Airlines. As of June 30, 2015, the estimated remaining payments that may be due under this agreement were approximately $87.3 million. We estimated that the net present value of our obligation to pay tax benefits to the Founding Airlines was $73.3 million and $78.4 million at June 30, 2015 and December 31, 2014, respectively. The change in the tax sharing liability for the six months ended June 30, 2015 was as follows:

Amount
(in thousands)
Balance at January 1, 2015 (current and non-current)	$78,382
Accretion of interest expense	3,841
Cash payments	(8,921)
Balance at June 30, 2015 (current and non-current)	$73,302

(a)
We accreted interest expense related to the tax sharing liability of $1.7 million and $2.3 million for the three months ended June 30, 2015 and 2014, respectively, and $3.8 million and $4.9 million for the six months ended June 30, 2015 and 2014, respectively.

Based upon the estimated timing of future payments we expect to make, the current portion of the tax sharing liability of $17.9 million and $17.1 million was included in Accrued expenses in our Condensed Consolidated Balance Sheets at June 30, 2015 and December 31, 2014, respectively. The long-term portion of the tax sharing liability of $55.4 million and $61.3 million was reflected as Tax sharing liability in our Condensed Consolidated Balance Sheets at June 30, 2015 and December 31, 2014, respectively.

Tax Sharing Liability

We have a liability included in our Consolidated Balance Sheet that relates to a tax sharing agreement between Orbitz and the Founding Airlines. The agreement governs the allocation of tax benefits resulting from a taxable exchange that took place in connection with the Orbitz IPO in December 2003. As a result of this taxable exchange, the Founding Airlines incurred a taxable gain. The taxable exchange caused Orbitz to have additional future tax deductions for depreciation and amortization due to the increased tax basis of its assets. The additional tax deductions for depreciation and amortization may reduce the amount of taxes we are required to pay in future years. For each tax period while the tax sharing agreement is in effect, we are obligated to pay the Founding Airlines a significant percentage of the amount of the tax benefit realized as a result of the taxable exchange. The tax sharing agreement commenced upon consummation of the Orbitz IPO and continues until all tax benefits have been utilized.

As of December 31, 2014, the estimated remaining payments that may be due under this agreement were approximately $96.2 million. We estimated that the net present value of our obligation to pay tax benefits to the Founding Airlines was $78.4 million at December 31, 2014. This estimate was based upon certain assumptions, including our future taxable income, the tax rate, the timing of tax payments, current and projected market conditions, and the applicable discount rate, all of which we believe are reasonable. These assumptions are inherently uncertain, however, and actual amounts may differ from these estimates.

The changes in the tax sharing liability for the year ended December 31, 2014 were as follows:

Amount
(in thousands)
Balance at January 1, 2014 (current and non-current)	$80,191
Accretion of interest expense and tax rate changes (a)	12,566
Cash payments	(14,375)
Balance at December 31, 2014 (current and non-current)	$78,382

(a) We accreted interest expense related to the tax sharing liability of $10.1 million for the year ended December 31, 2014. Due to a tax rate change in one of our tax jurisdictions, the net present value of the amount we expect to pay to the Founding Airlines increased by approximately $2.5 million during the year ended December 31, 2014, and the related charge is recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations.

Based upon the estimated timing of future payments we expect to make, the current portion of the tax sharing liability of $17.1 million was included in Accrued expenses in our Consolidated Balance Sheet at December 31, 2014. The long-term portion of the tax sharing liability of $61.3 million was reflected as the tax sharing liability in our Consolidated Balance Sheet at December 31, 2014. Our estimated payments under the tax sharing agreement are as follows:

Year	(in thousands)
2015	$18,224
2016	27,355
2017	39,873
2018	10,719
Total	$96,171